GOODWILL (Schedule of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Line Items]
Goodwill, beginning balance	$ 10,866	$ 11,449
Foreign currency translation adjustments	224	(583)
Goodwill, ending balance	$ 11,090	$ 10,866